EARNINGS (LOSS) PER SHARE (EPS)	12 Months Ended
Dec. 31, 2019
EARNINGS (LOSS) PER SHARE (EPS)
EARNINGS (LOSS) PER SHARE (EPS)

NOTE 25 — EARNINGS (LOSS) PER SHARE (EPS)

The following tables reconcile net income to the amounts used to calculate basic and diluted earnings per share.

Basic

	2019
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	405,607	798,129	1,203,736

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,125,408,180

Earnings per share (in R$) — Basic	0.71	0.71

	2018
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income available to common and preferred shareholders	774,279	1,529,589	2,303,868

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,129,851,598

Earnings per share (in R$) — Basic	1.35	1.35

	2017
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net loss available to common and preferred shareholders	(120,267)	(239,093)	(359,360)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,137,012,265

Loss per share (in R$) — Basic	(0.21)	(0.21)

Diluted

	2019	2018
Diluted numerator
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	798,129	1,529,589
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	2,884	6,515
	801,013	1,536,104
Net income allocated to common shareholders	405,607	774,279
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(2,884)	(6,515)
	402,723	767,764
Diluted denominator
Weighted - average number of shares outstanding
Common Shares	571,929,945	571,929,945
Preferred Shares
Weighted-average number of preferred shares outstanding	1,125,408,180	1,129,851,598
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	12,157,614	14,440,860
Total	1,137,565,794	1,144,292,458
Earnings per share — Diluted (Common and Preferred Shares)	0.70	1.34

Due to the net loss in the year of  2017, the Company is considering for this year the same basic and diluted loss, without considering the effects on the diluted calculation of the potential increase in preferred shares as a result of the long-term incentive plans.